COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of commitments

12.31.22
Current	6,152,570
Non-current	2,257,101
2024	971,287
2025	440,474
2026	297,303
2027	300,972
2028 onwards	247,065
Total	8,409,671